UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01545

Eaton Vance Special Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Item 1. Reports to Stockholders

Semiannual Report May 31, 2008

EATON VANCE
RISK-MANAGED
EQUITY OPTION
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

INVESTMENT UPDATE

Walter A. Row, CFA
Eaton Vance Management
Co-Portfolio Manager

Michael A. Allison, CFA
Eaton Vance Management
Co-Portfolio Manager

Ken Everding, PhD
Parametric Risk Advisors
Co-Portfolio Manager

Jonathan Orseck
Parametric Risk Advisors
Co-Portfolio Manager

Economic and Market Conditions

•             We are pleased to welcome shareholders of Eaton Vance Risk-Managed Equity Option Income Fund. Broad equity markets finished the period from February 29, 2008, through May 31, 2008, with modest gains, despite increased volatility and ongoing concerns regarding the credit and housing markets. Skyrocketing energy prices – along with fears of their impact on an already-slowing economy – continued to weigh heavily on investors’ minds. The Federal Reserve (the “Fed”) cut its target Fed Funds rate twice during the period; however, at its May meeting, the Fed let the rate stand at 2.0% amid projections for lower economic growth and higher inflation during the rest of 2008. Revised estimates for first quarter Gross Domestic Product came in at 0.9% real annualized growth, higher than previously anticipated.

•             Of the 10 economic sectors that make up the S&P 500 Index, information technology, energy, and industrials were the top performers for the three months ended May 31, 2008. The financials and health care sectors posted modestly negative returns. On an industry basis, oil and gas, computers and peripherals, and energy equipment made the biggest contributions to Index performance, while health care providers, commercial banks, and diversified financial services detracted the most from returns.

Management Discussion

•             For the period from inception on February 29, 2008, to May 31, 2008, the Fund’s Class A shares had a total return of 2.20%, compared to a total return of 2.91% for the S&P 500 Index and a total return of 3.93% for the CBOE S&P 500 Buy/Write Index. During this period, the Fund’s relative performance was positively impacted by the Fund’s equity portfolio, which generated returns in excess of the S&P 500 Index. The Fund’s performance was negatively impacted by an increase in the Fund’s index call liabilities and a reduction in the value of the Fund’s long index puts.

•             Positive stock selection in the financials sector generated the greatest contribution to the Fund’s relative returns. Selections within health care also led to positive relative returns. In contrast, the Fund’s performance in the industrials and materials sectors detracted from overall relative returns.

•             The Fund’s option portfolio is designed to generate premium income and reduce volatility of returns. In falling markets, it can mitigate the effect of the market’s decline. In rising markets, as witnessed during this interim report period, it can reduce the impact of the market on Fund returns.

Eaton Vance Risk-Managed Equity Option Income Fund

Performance 2/29/08 – 5/31/08

Class A(1)	2.20%
Class C(1)	2.05
Class I(1)	2.32
S&P 500 Index(2)	2.91
CBOE S&P 500 Buy/Write Index(2)	3.93

See page 3 for more performance information.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(2)

It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•             The Fund’s investment objective is to seek total return. Management believes that a strategy of owning a diversified portfolio of common stocks, writing (selling) index call options with respect to a portion of portfolio value, and purchasing index put options on all or a portion of portfolio value may provide an attractive risk-return profile during a variety of equity market conditions. To a lesser extent, the Fund engages in writing equity puts for additional premiums on stocks it considers attractive at lower prices.

•             Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of common stocks researched by the investment adviser. Management seeks to reduce and defer the impact of taxation on Fund shareholders.

•             The Fund’s option strategy is multi-faceted and includes: (1) writing index calls slightly out-of-the-money on a portion of the Fund’s assets, which generates premiums and allows for participation in rising markets; (2) buying long index puts generally 2-3% out-of-the-money on substantially the full value of the Fund’s assets, which offers a degree of protection in declining markets; (3) to a lesser extent, writing equity puts approximately 8-10% out-of-the-money on researched stocks which helps lower the cost of the Fund’s long portfolio index puts and provides for attractive entry points on stocks.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

FUND PERFORMANCE

Performance(1)	Class A	Class C	Class I
Share Class Symbol	EROAX	EROCX	EROIX
Cumulative Total Returns (at net asset value)
Life of Fund†	2.20%	2.05%	2.32%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
Life of Fund†	-3.67%	1.05%	2.32%

† Inception Dates – Class A: 2/29/08; Class C: 2/29/08; Class I: 2/29/08

(1)  Cumulative Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses(2)	Class A	Class C	Class I
Gross Expense Ratio	1.65%	2.40%	1.40%
Net Expense Ratio	1.50	2.25	1.25

(2)     Source: Prospectus dated 2/29/08. Net Expense Ratio reflects a contractual expense limitation that continues through March 31, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Fund Composition

Top Ten Holdings(3)

By total investments

General Electric Co.	2.6%
Exxon Mobil Corp.	2.5
AT&T, Inc.	2.2
Hess Corp.	2.1
Berkshire Hathaway, Inc., Class B	2.1
Schlumberger, Ltd.	2.0
Microsoft Corp.	1.9
International Business Machines Corp.	1.9
Anadarko Petroleum Corp.	1.9
Google, Inc., Class A	1.7

(3)     Top Ten Holdings represented 20.9% of the Fund’s total investments as of 5/31/08. The Top Ten Holdings are presented without the offsetting effect of the Fund’s written option positions at 5/31/08. Excludes cash equivalents.

Common Stock Sector Weightings(4)

By total investments

(4)     As a percentage of the Fund’s total investments as of 5/31/08. The Common Stock Sector Weightings are presented without the offsetting effect of the Fund’s written option positions at 5/31/08. Excludes cash equivalents.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

FUND EXPENSES

Example:  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 29, 2008 – May 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2007 – May 31, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Risk-Managed Equity Option Income Fund

	Beginning Account Value (2/29/08)	Ending Account Value (5/31/08)	Expenses Paid During Period (2/29/08 – 5/31/08)
Actual*
Class A	$1,000.00	$1,022.00	$3.85	***
Class C	$1,000.00	$1,020.50	$5.78	***
Class I	$1,000.00	$1,023.20	$3.21	***
	Beginning Account Value (12/1/07)	Ending Account Value (5/31/08)	Expenses Paid During Period (12/1/07 – 5/31/08)
Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.57	***
Class C	$1,000.00	$1,013.80	$11.33	***
Class I	$1,000.00	$1,018.80	$6.31	***

*  The Fund had not commenced operations as of December 1, 2007. Actual expenses are equal to the Fund's annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by average account value over the period, multiplied by 93/366 (to reflect the period from the start of business, February 29, 2008, to May 31, 2008). The Example assumes that the $1,000 was invested at the net asset per share determined at the start of business on February 29, 2008.

**  Hypothetical expenses are equal to the Fund's annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2007.

***  Absent an allocation of certain expenses to the investment adviser, sub-adviser and administrator, expenses would be higher.

4

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 87.2%
Security	Shares	Value
Aerospace & Defense — 4.1%
General Dynamics Corp.	397	$36,584
Lockheed Martin Corp.	297	32,504
Raytheon Co.	369	23,564
United Technologies Corp.	578	41,061
		$133,713
Auto Components — 0.7%
Johnson Controls, Inc.	714	$24,319
		$24,319
Beverages — 2.0%
Coca-Cola Co. (The)	352	$20,156
PepsiCo, Inc.	650	44,395
		$64,551
Biotechnology — 2.7%
Biogen Idec, Inc.(2)	171	$10,730
Genzyme Corp.(2)	523	35,805
Gilead Sciences, Inc.(2)	749	41,435
		$87,970
Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	318	$14,161
Goldman Sachs Group, Inc.	117	20,640
Invesco, Ltd.	378	10,520
Julius Baer Holding AG	194	15,857
State Street Corp.	162	11,667
T. Rowe Price Group, Inc.	269	15,581
		$88,426
Chemicals — 1.5%
E.I. Du Pont de Nemours & Co.	586	$28,075
Monsanto Co.	162	20,639
		$48,714
Commercial Banks — 2.4%
Banco Bradesco SA ADR	269	$6,447
Banco Itau Holding Financeira SA ADR	838	25,735
M&T Bank Corp.	85	7,366

Security	Shares	Value
Commercial Banks (continued)
National City Corp.	1,198	$6,996
Toronto-Dominion Bank	163	11,775
U.S. Bancorp	640	21,242
		$79,561
Commercial Services & Supplies — 0.4%
Waste Management, Inc.	370	$14,034
		$14,034
Communications Equipment — 3.3%
Cisco Systems, Inc.(2)	1,655	$44,222
QUALCOMM, Inc.	695	33,735
Research In Motion, Ltd.(2)	206	28,607
		$106,564
Computer Peripherals — 4.3%
Apple, Inc.(2)	235	$44,356
Hewlett-Packard Co.	785	36,942
International Business Machines Corp.	450	58,244
		$139,542
Diversified Financial Services — 3.3%
Bank of America Corp.	1,502	$51,083
Citigroup, Inc.	683	14,951
JPMorgan Chase & Co.	992	42,656
		$108,690
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	1,688	$67,351
Verizon Communications, Inc.	1,020	39,239
		$106,590
Electric Utilities — 2.5%
E.ON AG	197	$41,816
Edison International	514	27,360
FirstEnergy Corp.	157	12,358
		$81,534
Electrical Equipment — 1.2%
Emerson Electric Co.	668	$38,864
		$38,864

See notes to financial statements
5

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Energy Equipment & Services — 4.2%
Diamond Offshore Drilling, Inc.	225	$30,699
Schlumberger, Ltd.	622	62,903
Transocean, Inc.(2)	297	44,607
		$138,209
Food & Staples Retailing — 2.2%
CVS Caremark Corp.	676	$28,926
Wal-Mart Stores, Inc.	767	44,287
		$73,213
Food Products — 0.9%
Nestle SA ADR	252	$30,996
		$30,996
Health Care Equipment & Supplies — 2.5%
Baxter International, Inc.	162	$9,898
Boston Scientific Corp.(2)	949	12,612
Covidien, Ltd.	613	30,705
Medtronic, Inc.	314	15,910
Zimmer Holdings, Inc.(2)	153	11,138
		$80,263
Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	597	$19,647
McDonald's Corp.	456	27,050
		$46,697
Household Products — 2.3%
Colgate-Palmolive Co.	428	$31,826
Kimberly-Clark Corp.	288	18,374
Procter & Gamble Co.	395	26,090
		$76,290
Industrial Conglomerates — 2.4%
General Electric Co.	2,556	$78,520
		$78,520
Insurance — 5.0%
Berkshire Hathaway, Inc., Class B(2)	14	$63,108
Chubb Corp.	314	16,881

Security	Shares	Value
Insurance (continued)
Lincoln National Corp.	179	$9,874
MetLife, Inc.	414	24,852
Travelers Companies, Inc. (The)	603	30,035
Zurich Financial Services AG	65	19,031
		$163,781
Internet Software & Services — 1.6%
Google, Inc., Class A(2)	88	$51,550
		$51,550
IT Services — 1.6%
MasterCard, Inc., Class A	108	$33,334
Visa, Inc., Class A(2)	226	19,517
		$52,851
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(2)	288	$16,998
		$16,998
Machinery — 1.6%
Danaher Corp.	352	$27,519
Deere & Co.	134	10,900
Illinois Tool Works, Inc.	252	13,532
		$51,951
Media — 2.5%
Comcast Corp., Class A	1,456	$32,760
Omnicom Group, Inc.	406	19,898
Time Warner, Inc.	1,898	30,140
		$82,798
Metals & Mining — 1.0%
Companhia Vale do Rio Doce ADR	749	$29,795
Goldcorp, Inc.	73	2,930
		$32,725
Multiline Retail — 0.3%
JC Penney Co., Inc.	225	$9,054
		$9,054

See notes to financial statements
6

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Multi-Utilities — 0.9%
Public Service Enterprise Group, Inc.	640	$28,326
		$28,326
Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp.	767	$57,502
ConocoPhillips	495	46,085
Exxon Mobil Corp.	856	75,979
Hess Corp.	514	63,124
Occidental Petroleum Corp.	469	43,115
Williams Cos., Inc.	604	22,976
		$308,781
Pharmaceuticals — 4.1%
Abbott Laboratories	760	$42,826
Johnson & Johnson	630	42,046
Merck & Co., Inc.	929	36,194
Wyeth	306	13,608
		$134,674
Real Estate Investment Trusts (REITs) — 0.6%
Boston Properties, Inc.	126	$12,315
Simon Property Group, Inc.	88	8,744
		$21,059
Semiconductors & Semiconductor Equipment — 0.8%
ASML Holding NV	893	$26,754
		$26,754
Software — 2.7%
Microsoft Corp.	2,068	$58,566
Oracle Corp.(2)	1,272	29,053
		$87,619
Specialty Retail — 2.1%
Best Buy Co., Inc.	590	$27,547
Home Depot, Inc.	667	18,249
Staples, Inc.	983	23,051
		$68,847

Security	Shares	Value
Tobacco — 1.8%
British American Tobacco PLC	378	$14,112
Philip Morris International, Inc.(2)	821	43,234
		$57,346
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	297	$13,071
		$13,071
Total Common Stocks (identified cost $2,676,635)		$2,855,445
Call Options Purchased — 0.0%

Security	Number of Contracts	Strike Price	Expiration Date	Value
ASML Holding NV	5	$30	10/18/08	$1,412
Total Call Options Purchased (identified cost $1,129)				$1,412
Put Options Purchased — 6.0%
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	7	$1,315	9/20/08	$21,875
S&P 500 Index	5	1,380	12/20/08	36,975
S&P 500 Index	6	1,400	12/20/08	48,840
S&P 500 Index	10	1,375	3/21/09	89,250
Total Put Options Purchased (identified cost $228,220)				$196,940
Total Investments — 93.2% (identified cost $2,905,984)				$3,053,797
Covered Call Options Written — (0.2)%
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	12	$1,440	6/21/08	$(6,120)
Total Covered Call Options Written (premiums received $25,186)				$(6,120)

See notes to financial statements
7

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Put Options Written — (0.2)%
Security	Number of Contracts	Strike Price	Expiration Date	Value
ASML Holding NV	5	$25	7/19/08	$(137)
AT&T, Inc.	12	35	7/19/08	(264)
Bank of America Corp.	8	32.5	6/21/08	(552)
Best Buy Co., Inc.	4	37.5	6/21/08	(40)
Cisco Systems, Inc.	13	22.5	7/19/08	(117)
Citigroup, Inc.	6	20	6/21/08	(138)
Coca-Cola Co. (The)	4	55	6/21/08	(80)
Danaher Corp.	3	70	6/21/08	(45)
Edison International	5	47.5	7/19/08	(150)
General Electric Co.	12	30	6/21/08	(420)
General Electric Co.	12	30	7/19/08	(1,020)
Genzyme Corp.	5	65	6/21/08	(225)
Hewlett-Packard Co.	8	45	6/21/08	(320)
Johnson Controls, Inc.	6	30	6/21/08	(60)
JPMorgan Chase & Co.	10	35	7/19/08	(290)
Kimberly-Clark Corp.	3	60	6/21/08	(30)
Marriott International, Inc., Class A	4	30	6/21/08	(90)
Merck & Co., Inc.	9	35	7/19/08	(288)
MetLife, Inc.	4	55	6/21/08	(60)
Microsoft Corp.	10	25	7/19/08	(240)
Microsoft Corp.	10	26	7/19/08	(390)
PepsiCo, Inc.	6	65	6/21/08	(102)
Procter & Gamble Co.	4	62.5	6/21/08	(40)
Public Service Enterprise Group, Inc.	6	40	6/21/08	(60)
Raytheon Co.	4	60	6/21/08	(70)
Staples, Inc.	7	20	6/21/08	(53)
Travelers Companies, Inc. (The)	6	45	6/21/08	(120)
U.S. Bancorp	6	32.5	6/21/08	(270)
United Technologies Corp.	6	65	7/19/08	(360)
Wal-Mart Stores, Inc.	7	52.5	6/21/08	(70)
Wyeth	3	37.5	7/19/08	(75)
Total Put Options Written (premiums received $10,114)				$(6,176)
Other Assets, Less Liabilities — 7.2%				$233,068
Net Assets — 100.0%				$3,274,569

ADR - American Depository Receipt

(1)  A portion of each common stock holding has been segregated as collateral for options written.

(2)  Non-income producing security.

See notes to financial statements
8

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of May 31, 2008

Assets
Investments, at value (identified cost, $2,905,984)	$3,053,797
Cash	208,395
Receivable for investments sold	11,473
Receivable for Fund shares sold	3,747
Receivable from the investment adviser, sub-adviser and administrator	48,816
Dividends and interest receivable	3,555
Tax reclaims receivable	239
Total assets	$3,330,022
Liabilities
Written options outstanding, at value (premiums received, $35,300)	$12,296
Payable to affiliate for investment adviser fee	2,352
Payable to affiliate for administration fee	392
Payable to affiliate for Trustees' fees	168
Payable to affiliate for distribution and service fees	22
Payable for closed written options	40
Accrued expenses	40,183
Total liabilities	$55,453
Net Assets	$3,274,569
Sources of Net Assets
Paid-in capital	$3,250,888
Accumulated net realized loss (computed on the basis of identified cost)	(106,731)
Accumulated distributions in excess of net investment income	(40,402)
Net unrealized appreciation (computed on the basis of identified cost)	170,814
Total	$3,274,569
Class A Shares
Net Assets	$53,709
Shares Outstanding	5,332
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.07
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.07)	$10.68
Class C Shares
Net Assets	$15,302
Shares Outstanding	1,520
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.07
Class I Shares
Net Assets	$3,205,558
Shares Outstanding	318,029
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.08
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Period Ended
May 31, 2008(1)

Investment Income
Dividends (net of foreign taxes, $517)	$14,439
Interest	1,104
Total investment income	$15,543
Expenses
Investment adviser fee	$6,914
Administration fee	1,144
Trustees' fees and expenses	168
Distribution and service fees Class A	16
Class C	32
Legal and accounting services	14,828
Registration fees	13,478
Custodian fee	12,938
Printing and postage	5,055
Transfer and dividend disbursing agent fees	3,045
Miscellaneous	866
Total expenses	$58,484
Deduct — Allocation of expenses to the investment adviser, sub-adviser and administrator	$48,816
Total expense reductions	$48,816
Net expenses	$9,668
Net investment income	$5,875
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(73,030)
Written options	(33,655)
Foreign currency transactions	(46)
Net realized loss	$(106,731)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$147,813
Written options	23,004
Foreign currency	(3)
Net change in unrealized appreciation (depreciation)	$170,814
Net realized and unrealized gain	$64,083
Net increase in net assets from operations	$69,958

(1)  For the period from the start of business, February 29, 2008, to May 31, 2008.

See notes to financial statements
9

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended May 31, 2008 (Unaudited)(1)
From operations — Net investment income	$5,875
Net realized loss from investment transactions, written options and foreign currency transactions	(106,731)
Net change in unrealized appreciation (depreciation) of investments, written options and foreign currency	170,814
Net increase in net assets from operations	$69,958
Distributions to shareholders — From net investment income* Class A	$(743)
Class C	(203)
Class I	(45,331)
Total distributions to shareholders	$(46,277)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$52,937
Class C	15,000
Class I	3,136,674
Net asset value of shares issued to shareholders in payment of distributions declared Class A	743
Class C	203
Class I	45,331
Net increase in net assets from Fund share transactions	$3,250,888
Net increase in net assets	$3,274,569
Net Assets
At beginning of period	$—
At end of period	$3,274,569
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(40,402)

(1)  For the period from the start of business, February 29, 2008, to May 31, 2008.

*  A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements
10

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Period Ended May 31, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.003
Net realized and unrealized gain	0.217
Total income from operations	$0.220
Less distributions
From net investment income	$(0.150)
Total distributions	$(0.150)
Net asset value — End of period	$10.070
Total Return(3)	2.20	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$54
Ratios (As a percentage of average daily net assets):
Expenses	1.50	%(4)(5)
Net investment income	0.13	%(4)
Portfolio Turnover	13	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 29, 2008, to May 31, 2008.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 6.32% of average daily net assets (for the period from the start of business, February 29, 2008, to May 31, 2008).

(6)  Not annualized.

See notes to financial statements
11

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Period Ended May 31, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.000
Income (loss) from operations
Net investment loss	$(0.010)
Net realized and unrealized gain	0.215
Total income from operations	$0.205
Less distributions
From net investment income	$(0.135)
Total distributions	$(0.135)
Net asset value — End of period	$10.070
Total Return(3)	2.05	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15
Ratios (As a percentage of average daily net assets):
Expenses	2.25	%(4)(5)
Net investment loss	(0.37	)%(4)
Portfolio Turnover	13	%(6)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 29, 2008, to May 31, 2008.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 6.32% of average daily net assets for the period from the start of business, February 29, 2008, to May 31, 2008).

(6)  Not annualized.

See notes to financial statements
12

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Period Ended May 31, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.020
Net realized and unrealized gain	0.212
Total income from operations	$0.232
Less distributions
From net investment income	$(0.152)
Total distributions	$(0.152)
Net asset value — End of period	$10.080
Total Return(3)	2.32	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,206
Ratios (As a percentage of average daily net assets):
Expenses	1.25	%(4)(5)
Net investment income	0.77	%(4)
Portfolio Turnover	13	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 29, 2008, to May 31, 2008.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 6.32% of average daily net assets for the period from the start of business, February 29, 2008, to May 31, 2008).

(6)  Not annualized.

See notes to financial statements
13

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Risk-Managed Equity Option Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's primary investment objective is to seek total return. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks and options. Under normal market conditions, the Fund seeks to generate current earnings in part by employing an options strategy of writing index call options and put options on individual stocks. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the options are traded or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

14

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of May 31, 2008, the Fund has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund's initial period of operations from February 29, 2008 to May 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or

15

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

less than the cost of the option. If the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L  Interim Financial Statements — The interim financial statements relating to May 31, 2008 and for the period from the start of business, February 29, 2008, to May 31, 2008 have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund's dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component. For the period from the start of business, February 29, 2008, to May 31, 2008, the amount of distributions estimated to be a tax return of capital was approximately $40,000. The final determination of tax characteristics of the Fund's distributions will occur at the end of the year, at which time it will be reported to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the period from the start of business, February 29, 2008, to May 31, 2008, the adviser fee amounted to $6,914 or 0.90% (annualized) of the Fund's average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund's options strategy to Parametric Risk Advisors LLC (PRA). EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund's operating expenses to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively, through March 31, 2009. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $48,816 in total of the Fund's operating expenses for the period from the start of business, February 29, 2008, to May 31, 2008. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the period from the start of business, February 29, 2008, to May 31, 2008, the administration fee amounted to $1,144.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period from the start of business, February 29, 2008, to May 31, 2008, EVM earned $2 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received no sales charge on sales of Class A shares for the period from the start of business, February 29, 2008, to May 31, 2008. EVD received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For

16

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the period from the start of business, February 29, 2008, to May 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period from the start of business, February 29, 2008, to May 31, 2008 amounted to $16 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the period from the start of business, February 29, 2008, to May 31, 2008, the Fund paid or accrued to EVD $24 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At May 31, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $900. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers, and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period from the start of business, February 29, 2008, to May 31, 2008 amounted to $8 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the period from the start of business, February 29, 2008, to May 31, 2008, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,029,574 and $348,541, respectively, for the period from the start of business, February 29, 2008, to May 31, 2008.

7  Common Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended May 31, 2008 (Unaudited)(1)
Sales	5,259
Issued to shareholders electing to receive payments of distributions in Fund shares	73
Net increase	5,332

17

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class C	Period Ended May 31, 2008 (Unaudited)(1)
Sales	1,500
Issued to shareholders electing to receive payments of distributions in Fund shares	20
Net increase	1,520
Class I	Period Ended May 31, 2008 (Unaudited)(1)
Sales	313,527
Issued to shareholders electing to receive payments of distributions in Fund shares	4,502
Net increase	318,029

(1)  For the period from the start of business, February 29, 2008, to May 31, 2008.

At May 31, 2008, EVM owned 94% of the value of outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,905,984
Gross unrealized appreciation	$225,659
Gross unrealized depreciation	(77,846)
Net unrealized appreciation	$147,813

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call and put options at May 31, 2008 is included in the Portfolio of Investments.

Written call and put options activity for the period from the start of business, February 29, 2008, to May 31, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	0	$0
Options written	436	137,779
Options terminated in closing purchase transactions	(202)	(101,544)
Options expired	(14)	(935)
Outstanding, end of period	220	$35,300

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

10  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective February 29, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

At May 31, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$2,962,981	$(12,296)
Level 2	Other Significant Observable Inputs	90,816	—
Level 3	Significant Unobservable Inputs	—	—
	Total	$3,053,797	$(12,296)

*  Other financial instruments include written call and put options, which are valued at the unrealized appreciation (depreciation) on the instrument.

18

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Fund held no investments or other financial instruments as of February 29, 2008 whose fair value was determined using Level 3 inputs.

11  Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

19

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the fund ("Independent Trustees"), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on February 11, 2008, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of the Eaton Vance Risk-Managed Equity Option Income Fund (the "Fund") with Eaton Vance Management (the "Adviser") and the sub-advisory agreement with Parametric Risk Advisors LLC (the "Sub-adviser"). The Board reviewed information furnished for the February 2008 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•  The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•  Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•  Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•  Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the Fund's brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;

•  The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•  Reports detailing the financial results and condition of the Adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-Adviser, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of the Adviser's and Sub-Adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and its record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity plans of the Adviser and its affiliates, including the Sub-adviser;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is also the administrator); and

•  The terms of the advisory and sub-advisory agreements of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the investment advisory agreements between the Fund and the Adviser and

20

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the advisory and sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. With respect to the Sub-adviser, the Board considered the Sub-adviser's business origins and affiliations and its options strategy and experience in implementing this strategy for other clients. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-advisor. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-advisor, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that the structure of the advisory fees, which include breakpoints at various asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to share such benefits equitably.

21

Eaton Vance Risk-Managed Equity Option Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

22

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This Page Intentionally Left Blank

Investment Adviser and Administrator of
Eaton Vance Risk-Managed Equity Option Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Eaton Vance Risk-Managed Equity Option Income Fund
Parametric Risk Advisors LLC

274 Riverside Avenue
Westport, CT 06880

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Risk-Managed Equity Option Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

3243-7/08  RMEOSRC

Semiannual Report May 31, 2008

EATON VANCE
ENHANCED
EQUITY OPTION
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

INVESTMENT UPDATE

Walter A. Row, CFA

      Eaton Vance

      Management

Co-Portfolio Manager

    Ken Everding, PhD

Parametric Risk Advisors

    Co-Portfolio Manager

Michael A. Allison, CFA

       Eaton Vance

       Management

Co-Portfolio Manager

    Jonathan Orseck

Parametric Risk Advisors

    Co-Portfolio Manager

Economic and Market Conditions

•             We are pleased to welcome shareholders of Eaton Vance Enhanced Equity Option Income Fund. Broad equity markets finished the period from February 29, 2008, through May 31, 2008, with modest gains, despite increased volatility and ongoing concerns regarding the credit and housing markets. Skyrocketing energy prices – along with fears of their impact on an already-slowing economy – continued to weigh heavily on investors’ minds. The Federal Reserve (the “Fed”) cut its target Fed Funds rate twice during the period; however, at its May meeting, the Fed let the rate stand at 2.0% amid projections for lower economic growth and higher inflation during the rest of 2008. Revised estimates for first quarter Gross Domestic Product came in at 0.9% real annualized growth, higher than previously anticipated.

•             Of the 10 economic sectors that make up the S&P 500 Index, information technology, energy, and industrials were the top performers for the three months ended May 31, 2008. The financials and health care sectors posted modestly negative returns. On an industry basis, oil and gas, computers and peripherals, and energy equipment made the biggest contributions to Index performance, while health care providers, commercial banks, and diversified financial services detracted the most from returns.

Management Discussion

•             For the period from inception on February 29, 2008, to May 31, 2008, the Fund’s Class A shares had a total return of 6.90%, compared to a total return of 2.91% for the S&P 500 Index. Positive stock selection in financials combined with the Fund’s under-weighting in that sector generated the greatest contribution to relative returns during the period. In particular, stock selection in diversified services and commercial banks was quite meaningful.

•             While a slight overweight in the health care sector proved to be a modestly negative allocation, stock selection in this group more than offset any losses resulting from the weighting. Security selection among information technology and energy also contributed to relative returns. In contrast, the Fund’s relative performance in the industrials and materials sectors detracted from overall returns, due to the strong showing of certain stocks included in the Index to which the Fund had little or no exposure.

•             Increased volatility exhibited during the period from February 29, 2008 through May 31, 2008 provided opportunities

Eaton Vance Enhanced Equity Option Income Fund Performance 2/29/08 – 5/31/08

Class A(1)	6.90%
Class C(1)	6.73
Class I(1)	7.05
S&P 500 Index(2)	2.91

See page 3 for more performance information.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

to realize gains from the Fund’s option program. The Fund’s option-related risk management strategies seek to mitigate risk and capture option profits when opportunities present themselves.

•             The Fund’s investment objective is to seek total return. In pursuing this objective, the Fund seeks to invest in a diversified portfolio of common stocks (primarily large capitalization) as its main source of value creation. The Fund also engages in an option writing program that seeks to augment its total return. This program consists of writing covered calls on stocks management believes are more overvalued in the near term and writing puts on stocks management believes in the near term are more undervalued. Management believes that a combination of technical option analysis and fundamental equity research provides the opportunity for incremental return to the Fund’s equity portfolio.

•             Depending upon market conditions, the Fund may also engage in the purchase of S&P 500 Index put options (or other broad-based securities indices deemed suitable) and other derivative strategies that may help limit exposure to a declining market.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

FUND PERFORMANCE

Performance(1)

	Class A	Class C	Class I
Share Class Symbol	EEEAX	EEECX	EEEIX
Cumulative Total Returns (at net asset value)
Life of Fund†	6.90%	6.73%	7.05%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)	0.75%	5.73%	7.05%

Life of Fund†

†Inception Dates – Class A: 2/29/08; Class C: 2/29/08; Class I: 2/29/08

(1)  Cumulative Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses(2)	Class A	Class C	Class I
Gross Expense Ratio	1.65%	2.40%	1.40%
Net Expense Ratio	1.50	2.25	1.25

(2)     Source: Prospectus dated 2/29/08. Net Expense Ratio reflects a contractual expense limitation that continues through March 31, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Fund Composition

Top Ten Holdings(3)

By total investments

General Electric Co.	2.7%
Exxon Mobil Corp.	2.4
Berkshire Hathaway, Inc., Class B	2.4
AT&T, Inc.	2.3
Schlumberger, Ltd.	2.2
Microsoft Corp.	2.0
International Business Machines Corp.	2.0
Anadarko Petroleum Corp.	2.0
Comcast Corp., Class A	1.8
Google, Inc., Class A	1.8

(3)

Top Ten Holdings represented 21.6% of the Fund’s total investments as of 5/31/08. The Top Ten Holdings are presented without the offsetting effect of the Fund’s written option positions at 5/31/08. Excludes cash equivalents.

Common Stock Sector Weightings(4)

By total Investments

(4)

As a percentage of the Fund’s total investments as of 5/31/08. The Common Stock Sector Weightings are presented without the offsetting effect of the Fund’s written option positions at 5/31/08. Excludes cash equivalents.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 29, 2008 – May 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2007 – May 31, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Enhanced Equity Option Income Fund

	Beginning Account Value (2/29/08)	Ending Account Value (5/31/08)	Expenses Paid During Period (2/29/08 – 5/31/08)
Actual*
Class A	$1,000.00	$1,069.00	$3.94	***
Class C	$1,000.00	$1,067.30	$5.91	***
Class I	$1,000.00	$1,070.50	$3.29	***
	Beginning Account Value (12/1/07)	Ending Account Value (5/31/08)	Expenses Paid During Period (12/1/07 – 5/31/08)
Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.57	***
Class C	$1,000.00	$1,013.80	$11.33	***
Class I	$1,000.00	$1,018.80	$6.31	***

*  The Fund had not commenced operations as of December 1, 2007. Actual expenses are equal to the Fund's annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 93/366 (to reflect the period from the start of business, February 29, 2008, to May 31, 2008). The Example assumes that the $1,000 was invested at the net asset value per share determined at the start of business on February 29, 2008.

**  Hypothetical expenses are equal to the Fund's annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2007.

***  Absent an allocation of certain expenses to the investment adviser, sub-adviser and administrator, expenses would be higher.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 86.5%
Security	Shares	Value
Aerospace & Defense — 4.0%
General Dynamics Corp.	279	$25,710
Lockheed Martin Corp.	209	22,873
Raytheon Co.	266	16,987
United Technologies Corp.	413	29,340
		$94,910
Auto Components — 0.7%
Johnson Controls, Inc.	468	$15,940
		$15,940
Beverages — 1.9%
Coca-Cola Co. (The)	251	$14,372
PepsiCo, Inc.	457	31,213
		$45,585
Biotechnology — 2.6%
Biogen Idec, Inc.(2)	127	$7,969
Genzyme Corp.(2)	368	25,193
Gilead Sciences, Inc.(2)	529	29,264
		$62,426
Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	271	$12,068
Goldman Sachs Group, Inc.	83	14,642
Invesco, Ltd.	267	7,431
Julius Baer Holding AG	138	11,279
State Street Corp.	115	8,282
T. Rowe Price Group, Inc.	193	11,179
		$64,881
Chemicals — 1.4%
E.I. Du Pont de Nemours & Co.	415	$19,883
Monsanto Co.	115	14,651
		$34,534
Commercial Banks — 2.3%
Banco Bradesco SA ADR	192	$4,610
Banco Itau Holding Financeira SA ADR	586	17,996
M&T Bank Corp.	60	5,200

Security	Shares	Value
Commercial Banks (continued)
National City Corp.	827	$4,830
Toronto-Dominion Bank	114	8,235
U.S. Bancorp	454	15,068
		$55,939
Commercial Services & Supplies — 0.5%
Waste Management, Inc.	283	$10,734
		$10,734
Communications Equipment — 3.3%
Cisco Systems, Inc.(2)	1,316	$35,164
QUALCOMM, Inc.	491	23,833
Research In Motion, Ltd.(2)	148	20,553
		$79,550
Computer Peripherals — 4.3%
Apple, Inc.(2)	164	$30,955
Hewlett-Packard Co.	652	30,683
International Business Machines Corp.	319	41,288
		$102,926
Diversified Financial Services — 3.2%
Bank of America Corp.	1,037	$35,268
Citigroup, Inc.	471	10,310
JPMorgan Chase & Co.	699	30,057
		$75,635
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,192	$47,561
Verizon Communications, Inc.	719	27,660
		$75,221
Electric Utilities — 2.1%
E.ON AG	142	$30,141
Edison International	366	19,482
		$49,623
Electrical Equipment — 1.1%
Emerson Electric Co.	470	$27,345
		$27,345

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Energy Equipment & Services — 4.2%
Diamond Offshore Drilling, Inc.	164	$22,376
Schlumberger, Ltd.	442	44,699
Transocean, Inc.(2)	215	32,291
		$99,366
Food & Staples Retailing — 2.2%
CVS Caremark Corp.	478	$20,454
Wal-Mart Stores, Inc.	540	31,180
		$51,634
Food Products — 1.1%
Nestle SA ADR	222	$27,306
		$27,306
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	119	$7,271
Covidien, Ltd.	432	21,639
Medtronic, Inc.	227	11,502
Zimmer Holdings, Inc.(2)	112	8,154
		$48,566
Hotels, Restaurants & Leisure — 1.2%
Marriott International, Inc., Class A	358	$11,782
McDonald's Corp.	288	17,084
		$28,866
Household Products — 2.2%
Colgate-Palmolive Co.	297	$22,085
Kimberly-Clark Corp.	204	13,015
Procter & Gamble Co.	274	18,098
		$53,198
Industrial Conglomerates — 2.3%
General Electric Co.	1,807	$55,511
		$55,511
Insurance — 5.5%
Berkshire Hathaway, Inc., Class B(2)	11	$49,584
Chubb Corp.	224	12,042
Lincoln National Corp.	252	13,900
MetLife, Inc.	356	21,371

Security	Shares	Value
Insurance (continued)
Travelers Companies, Inc. (The)	424	$21,119
Zurich Financial Services AG	45	13,175
		$131,191
Internet Software & Services — 1.6%
Google, Inc., Class A(2)	64	$37,491
		$37,491
IT Services — 1.6%
MasterCard, Inc., Class A	77	$23,766
Visa, Inc., Class A(2)	158	13,645
		$37,411
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(2)	203	$11,981
		$11,981
Machinery — 1.8%
Danaher Corp.	250	$19,545
Deere & Co.	99	8,053
Illinois Tool Works, Inc.	299	16,056
		$43,654
Media — 3.8%
Comcast Corp., Class A	1,695	$38,138
Omnicom Group, Inc.	435	21,319
Time Warner, Inc.	1,974	31,347
		$90,804
Metals & Mining — 1.0%
Companhia Vale do Rio Doce ADR	529	$21,044
Goldcorp, Inc.	51	2,047
		$23,091
Multiline Retail — 0.3%
JC Penney Company, Inc.	160	$6,438
		$6,438
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	453	$20,050
		$20,050

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Oil, Gas & Consumable Fuels — 8.6%
Anadarko Petroleum Corp.	543	$40,709
ConocoPhillips	351	32,678
Exxon Mobil Corp.	572	50,771
Hess Corp.	277	34,018
Occidental Petroleum Corp.	331	30,429
Williams Cos., Inc.	426	16,205
		$204,810
Pharmaceuticals — 4.0%
Abbott Laboratories	532	$29,978
Johnson & Johnson	444	29,633
Merck & Co., Inc.	659	25,675
Wyeth	217	9,650
		$94,936
Real Estate Investment Trusts (REITs) — 0.6%
Boston Properties, Inc.	88	$8,601
Simon Property Group, Inc.	67	6,657
		$15,258
Semiconductors & Semiconductor Equipment — 1.1%
ASML Holding NV	865	$25,915
		$25,915
Software — 2.6%
Microsoft Corp.	1,461	$41,376
Oracle Corp.(2)	897	20,487
		$61,863
Specialty Retail — 1.9%
Best Buy Co., Inc.	365	$17,042
Home Depot, Inc.	466	12,750
Staples, Inc.	694	16,274
		$46,066
Tobacco — 2.0%
British American Tobacco PLC	269	$10,043
Philip Morris International, Inc.(2)	707	37,231
		$47,274

Security	Shares	Value
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	215	$9,462
		$9,462
Total Common Stocks (identified cost $1,942,883)		$2,067,391
Call Options Purchased — 0.0%

Security	Number of Contracts	Strike Price	Expiration Date	Value
ASML Holding NV	4	$30	10/18/08	$1,130
Total Call Options Purchased (identified cost $903)				$1,130
Total Investments — 86.5% (identified cost $1,943,786)				$2,068,521
Covered Call Options Written — (0.3)%
Security	Number of Contracts	Strike Price	Expiration Date	Value
Abbott Laboratories	5	$57.5	6/21/08	$(325)
Anadarko Petroleum Corp.	5	80	6/21/08	(450)
Apple, Inc.	1	195	6/21/08	(442)
AT&T, Inc.	9	42.5	6/21/08	(90)
AT&T, Inc.	2	42.5	7/19/08	(70)
Baxter International, Inc.	1	65	7/19/08	(55)
Best Buy Co., Inc.	3	52.5	7/19/08	(165)
Biogen Idec, Inc.	1	70	6/21/08	(20)
ConocoPhillips	3	95	6/21/08	(435)
Covidien, Ltd.	4	50	6/21/08	(400)
CVS Caremark Corp.	4	45	6/21/08	(80)
Danaher Corp.	2	85	6/21/08	(25)
Diamond Offshore Drilling, Inc.	1	155	6/21/08	(62)
Edison International	3	57.5	7/19/08	(82)
Emerson Electric Co.	4	60	6/21/08	(240)
Exxon Mobil Corp.	5	95	6/21/08	(140)
General Dynamics Corp.	2	95	6/21/08	(126)
Genzyme Corp.	3	75	7/19/08	(150)
Gilead Sciences, Inc.	5	57.5	6/21/08	(225)
Hess Corp.	2	135	6/21/08	(260)
Hewlett-Packard Co.	5	52.5	7/19/08	(100)
Illinois Tool Works, Inc.	1	60	7/19/08	(30)

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Number of Contracts	Strike Price	Expiration Date	Value
International Business Machines Corp.	3	$130	6/21/08	$(669)
Johnson & Johnson	4	70	7/19/08	(120)
Johnson Controls, Inc.	4	40	7/19/08	(60)
Lincoln National Corp.	1	60	6/21/08	(10)
Lockheed Martin Corp.	2	115	6/21/08	(70)
Marriott International, Inc., Class A	3	40	7/19/08	(30)
Medtronic, Inc.	2	52.5	7/19/08	(160)
Monsanto Co.	1	140	6/21/08	(80)
Occidental Petroleum Corp.	3	110	7/19/08	(150)
Oracle Corp.	8	24	6/21/08	(120)
QUALCOMM, Inc.	4	55	7/19/08	(152)
Raytheon Co.	2	70	7/19/08	(40)
Research In Motion, Ltd.	1	170	7/19/08	(164)
Rogers Communications, Inc., Class B	2	50	7/19/08	(45)
Staples, Inc.	5	25	6/21/08	(100)
State Street Corp.	1	80	6/21/08	(15)
T. Rowe Price Group, Inc.	1	70	7/19/08	(23)
Transocean, Inc.	2	175	6/21/08	(60)
Visa, Inc., Class A	1	105	6/21/08	(15)
Wal-Mart Stores, Inc.	5	60	6/21/08	(145)
Wyeth	2	50	6/21/08	(10)
Zimmer Holdings, Inc.	1	80	7/19/08	(60)
Total Covered Call Options Written (premiums received $8,993)				$(6,270)
Put Options Written — (0.2)%
Security	Number of Contracts	Strike Price	Expiration Date	Value
ASML Holding NV	4	$25	7/19/08	$(110)
AT&T, Inc.	8	35	7/19/08	(176)
Bank of America Corp.	6	32.5	6/21/08	(414)
Best Buy Co., Inc.	3	37.5	6/21/08	(30)
Cisco Systems, Inc.	10	22.5	7/19/08	(90)
Citigroup, Inc.	4	20	6/21/08	(92)
Coca-Cola Co. (The)	3	55	6/21/08	(60)
Danaher Corp.	3	70	6/21/08	(45)
Edison International	4	47.5	7/19/08	(120)
General Electric Co.	9	30	6/21/08	(315)
General Electric Co.	9	30	7/19/08	(765)
Genzyme Corp.	4	65	6/21/08	(180)
Hewlett-Packard Co.	5	45	6/21/08	(200)
Johnson Controls, Inc.	4	30	6/21/08	(40)

Security	Number of Contracts	Strike Price	Expiration Date	Value
JPMorgan Chase & Co.	7	$35	7/19/08	$(203)
Kimberly-Clark Corp.	2	60	6/21/08	(20)
Marriott International, Inc., Class A	3	30	6/21/08	(67)
Merck & Co., Inc.	6	35	7/19/08	(192)
MetLife, Inc.	3	55	6/21/08	(45)
Microsoft Corp.	7	25	7/19/08	(168)
Microsoft Corp.	7	26	7/19/08	(273)
PepsiCo, Inc.	5	65	6/21/08	(85)
Procter & Gamble Co.	1	62.5	6/21/08	(10)
Public Service Enterprise Group, Inc.	5	40	6/21/08	(50)
Raytheon Co.	3	60	6/21/08	(53)
Staples, Inc.	5	20	6/21/08	(38)
Travelers Companies, Inc. (The)	3	45	6/21/08	(60)
U.S. Bancorp	4	32.5	6/21/08	(180)
United Technologies Corp.	4	65	7/19/08	(240)
Wal-Mart Stores, Inc.	5	52.5	6/21/08	(50)
Wyeth	2	37.5	7/19/08	(50)
Total Put Options Written (premiums received $7,359)				$(4,421)
Other Assets, Less Liabilities — 14.0%				$333,963
Net Assets — 100.0%				$2,391,793

ADR - American Depository Receipt

(1)  A portion of each common stock holding has been segregated as collateral for options written.

(2)  Non-income producing security.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of May 31, 2008

Assets
Investments, at value (identified cost, $1,943,786)	$2,068,521
Cash	312,507
Receivable for investments sold	7,467
Receivable for Fund shares sold	3,919
Receivable from the investment adviser, sub-adviser and administrator	49,280
Dividends and interest receivable	2,560
Tax reclaims receivable	140
Total assets	$2,444,394
Liabilities
Written options outstanding, at value (premiums received, $16,352)	$10,691
Payable to affiliate for investment adviser fee	1,616
Payable to affiliate for administration fee	269
Payable to affiliate for Trustees' fees	168
Payable to affiliate for distribution and service fees	12
Payable for closed written options	32
Accrued expenses	39,813
Total liabilities	$52,601
Net Assets	$2,391,793
Sources of Net Assets
Paid-in capital	$2,281,821
Accumulated undistributed net realized gain (computed on the basis of identified cost)	6,361
Accumulated distributions in excess of net investment income	(26,784)
Net unrealized appreciation (computed on the basis of identified cost)	130,395
Total	$2,391,793
Class A Shares
Net Assets	$15,167
Shares Outstanding	1,438
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.55
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.55)	$11.19
Class C Shares
Net Assets	$10,674
Shares Outstanding	1,013
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.54
Class I Shares
Net Assets	$2,365,952
Shares Outstanding	224,299
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.55
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Period Ended
May 31, 2008(1)

Investment Income
Dividends (net of foreign taxes, $347)	$10,035
Interest	795
Total investment income	$10,830
Expenses
Investment adviser fee	$4,661
Administration fee	771
Trustees' fees and expenses	168
Distribution and service fees Class A	7
Class C	26
Legal and accounting services	14,828
Registration fees	13,478
Custodian fee	12,938
Printing and postage	5,055
Transfer and dividend disbursing agent fees	3,045
Miscellaneous	866
Total expenses	$55,843
Deduct — Allocation of expenses to the investment adviser, sub-adviser and administrator	$49,280
Total expense reductions	$49,280
Net expenses	$6,563
Net investment income	$4,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,590)
Written options	7,997
Foreign currency transactions	(46)
Net realized gain	$6,361
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$124,735
Written options	5,661
Foreign currency	(1)
Net change in unrealized appreciation (depreciation)	$130,395
Net realized and unrealized gain	$136,756
Net increase in net assets from operations	$141,023

(1)  For the period from the start of business, February 29, 2008, to May 31, 2008.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended May 31, 2008 (Unaudited)(1)
From operations — Net investment income	$4,267
Net realized gain from investment transactions, written options and foreign currency transactions	6,361
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	130,395
Net increase in net assets from operations	$141,023
Distributions to shareholders — From net investment income* Class A	$(164)
Class C	(133)
Class I	(30,754)
Total distributions to shareholders	$(31,051)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$14,435
Class C	10,000
Class I	2,226,335
Net asset value of shares issued to shareholders in payment of distributions declared Class A	164
Class C	133
Class I	30,754
Net increase in net assets from Fund share transactions	$2,281,821
Net increase in net assets	$2,391,793
Net Assets
At beginning of period	$—
At end of period	$2,391,793
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(26,784)

(1)  For the period from the start of business, February 29, 2008, to May 31, 2008.

*  A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Period Ended May 31, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.015
Net realized and unrealized gain	0.685
Total income from operations	$0.700
Less distributions
From net investment income	$(0.150)
Total distributions	$(0.150)
Net asset value — End of period	$10.550
Total Return(3)	6.90	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15
Ratios (As a percentage of average daily net assets):
Expenses	1.50	%(4)(5)
Net investment income	0.57	%(4)
Portfolio Turnover	14	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 29, 2008, to May 31, 2008.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 9.45% of average daily net assets for the period from the start of business, February 29, 2008, to May 31, 2008).

(6)  Not annualized.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Period Ended May 31, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.000
Income (loss) from operations
Net investment loss	$(0.004)
Net realized and unrealized gain	0.677
Total income from operations	$0.673
Less distributions
From net investment income	$(0.133)
Total distributions	$(0.133)
Net asset value — End of period	$10.540
Total Return(3)	6.73	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11
Ratios (As a percentage of average daily net assets):
Expenses	2.25	%(4)(5)
Net investment loss	(0.17	)%(4)
Portfolio Turnover	14	%(6)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 29, 2008, to May 31, 2008.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 9.45% of average daily net assets for the period from the start of business, February 29, 2008, to May 31, 2008).

(6)  Not annualized.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Period Ended May 31, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.021
Net realized and unrealized gain	0.684
Total income from operations	$0.705
Less distributions
From net investment income	$(0.155)
Total distributions	$(0.155)
Net asset value — End of period	$10.550
Total Return(3)	7.05	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,366
Ratios (As a percentage of average daily net assets):
Expenses	1.25	%(4)(5)
Net investment income	0.82	%(4)
Portfolio Turnover	14	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 29, 2008, to May 31, 2008.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 9.45% of average daily net assets for the period from the start of business, February 29, 2008, to May 31, 2008).

(6)  Not annualized.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Enhanced Equity Option Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks and options. Under normal market conditions, the Fund seeks to generate current earnings in part by employing an options strategy of writing covered call options on a portion of its common stock portfolio and put options on individual stocks. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the options are traded or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of May 31, 2008, the Fund has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund's initial period of operations from February 29, 2008 to May 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L  Interim Financial Statements — The interim financial statements relating to May 31, 2008 and for the period from the start of business, February 29, 2008, to May 31, 2008 have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund's dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component. For the period from the start of business, February 29, 2008, to May 31, 2008, the amount of distributions estimated to be a tax return of capital was approximately $26,000. The final determination of tax characteristics of the Fund's distributions will occur at the end of the year, at which time it will be reported to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the period from the start of business, February 29, 2008, to May 31, 2008, the adviser fee amounted to $4,661 or 0.90% (annualized) of the Fund's average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund's options strategy to Parametric Risk Advisors LLC (PRA). EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund's operating expenses to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively, through March 31, 2009. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $49,280 in total of the Fund's operating expenses for the period from the start of business, February 29, 2008, to May 31, 2008. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the period from the start of business, February 29, 2008, to May 31, 2008, the administration fee amounted to $771.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period from the start of business, February 29, 2008, to May 31, 2008, EVM earned $2 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $11 as its portion of the sales charge on sales of Class A shares for the period from the start of business, February 29, 2008, to May 31, 2008. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

terms of the Trustees Deferred Compensation Plan. For the period from the start of business, February 29, 2008, to May 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period from the start of business, February 29, 2008, to May 31, 2008 amounted to $7 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the period from the start of business, February 29, 2008, to May 31, 2008, the Fund paid or accrued to EVD $19 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At May 31, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $600. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers, and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period from the start of business, February 29, 2008, to May 31, 2008 amounted to $7 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the period from the start of business, February 29, 2008, to May 31, 2008, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,202,673 and $258,200, respectively, for the period from the start of business, February 29, 2008, to May 31, 2008.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended May 31, 2008 (Unaudited)(1)
Sales	1,422
Issued to shareholders electing to receive payments of distributions in Fund shares	16
Net increase	1,438

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class C	Period Ended May 31, 2008 (Unaudited)(1)
Sales	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	13
Net increase	1,013
Class I	Period Ended May 31, 2008 (Unaudited)(1)
Sales	221,381
Issued to shareholders electing to receive payments of distributions in Fund shares	2,918
Net increase	224,299

(1)  For the period from the start of business, February 29, 2008, to May 31, 2008.

At May 31, 2008, EVM owned 90% of the value of outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,943,786
Gross unrealized appreciation	$152,015
Gross unrealized depreciation	(27,280)
Net unrealized appreciation	$124,735

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call and put options at May 31, 2008 is included in the Portfolio of Investments.

Written call and put options activity for the period from the start of business, February 29, 2008, to May 31, 2008 was as follows:

	Number of Contracts	PremiumsReceived
Outstanding, beginning of period	0	$0
Options written	632	37,873
Options terminated in closing purchase transactions	(335)	(20,273)
Options expired	(20)	(1,248)
Outstanding, end of period	277	$16,352

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

10  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective February 29, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

At May 31, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$2,003,883	$(10,691)
Level 2	Other Significant Observable Inputs	64,638	—
Level 3	Significant Unobservable Inputs	—	—
Total		$2,068,521	$(10,691)

*  Other financial instruments include written call and put options, which are valued at the unrealized appreciation (depreciation) on the instrument.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Fund held no investments or other financial instruments as of February 29, 2008 whose fair value was determined using Level 3 inputs.

11  Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the fund ("Independent Trustees"), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on February 11, 2008, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of the Eaton Vance Enhanced Equity Option Income Fund (the "Fund") with Eaton Vance Management (the "Adviser") and the sub-advisory agreement with Parametric Risk Advisors LLC (the "Sub-adviser"). The Board reviewed information furnished for the February 2008 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•  The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•  Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•  Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•  Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the Fund's brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;

•  The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•  Reports detailing the financial results and condition of the Adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-Adviser, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of the Adviser's and Sub-Adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and its record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity plans of the Adviser and its affiliates, including the Sub-adviser;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is also the administrator); and

•  The terms of the advisory and sub-advisory agreements of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the investment advisory agreements between the Fund and the Adviser and

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the advisory and sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling covered call options and put options on securities. With respect to the Sub-adviser, the Board considered the experience of the Sub-adviser's business origins and affiliations and its options strategy and experience in implementing this strategy for other clients. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that the structure of the advisory fees, which include breakpoints at various asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to share such benefits equitably.

Eaton Vance Enhanced Equity Option Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

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Investment Adviser and Administrator of
Eaton Vance Enhanced Equity Option Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Eaton Vance Enhanced Equity Option Income Fund
Parametric Risk Advisors LLC

274 Riverside Avenue
Westport, CT 06880

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Enhanced Equity Option Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

3242-7/08  EEOSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	July 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 10, 2008

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	July 10, 2008